S000093658 [Member] Performance Management - Putnam Sustainable Retirement 2070 Fund	Jul. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance information will be available after the fund completes a full calendar year of operation.
Performance One Year or Less [Text]	Performance information will be available after the fund completes a full calendar year of operation.